Further detail of profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Further detail of profit or loss
Schedule of Further detail of profit or loss

	For the year ended December 31
	2022	2023	2024
A. Research and development expenses
Payroll	35,638	33,462	23,276
Share-based payment expenses	17,424	7,722	4,127
Materials for R&D use	6,881	6,584	1,853
Subcontractors	10,344	6,717	2,211
Patent registration	506	689	529
Depreciation	3,038	3,859	2,972
Rental fees and maintenance	642	1,081	785
Other	1,290	1,890	1,404
	75,763	62,004	37,157
B. Sales and marketing expenses
Payroll	20,057	19,075	15,584
Share-based payment expenses	8,616	2,490	1,142
Marketing and advertising	5,057	4,685	5,096
Rental fees and maintenance	392	319	245
Travel abroad	2,567	2,555	1,808
Depreciation	1,502	1,369	1,716
Other	642	1,214	1,360
	38,833	31,707	26,951

C. General and administrative expenses
Payroll	9,321	14,032	13,542
Share-based payment expenses	4,940	8,448	7,749
Professional services	(*) 8,109	29,122	11,109
Office expenses	2,704	1,613	1,293
Travel abroad	743	674	1,368
Depreciation	563	926	1,413
Rental fees and maintenance	286	515	533
Other	2,199	2,924	3,052
	28,865	58,254	40,059
D. Other expenses (income), net
Other income	—	(3,774)	(486)
Other expenses (**)	(*) 1,592	2,147	6,452
	1,592	(1,627)	5,966

E. Finance income
Revaluation of liability in respect of government grants	—	—	967
Exchange rate differences	—	1,568	—
Revaluation of financial liabilities	4,516	—	—
Revaluation of financial assets at fair value through profit and loss (***)	—	23,462	—
Bank interest	18,449	45,904	42,573
	22,965	70,934	43,540
F. Finance expenses
Exchange rate differences	16,135	—	705
Bank and other fees	148	245	95
Finance expenses in respect of lease liability	180	477	557
Revaluation of financial assets at fair value through profit and loss (***)	62,791	—	52,256
Revaluation of financial liabilities	—	461	32
Revaluation of liability in respect of government grants	217	469	—
	79,471	1,652	53,645

(*) Reclassified

(**) In 2024, expenses related to Desktop and Markforged transaction costs, see note 1(B)(2); In 2023, expenses related to the reorganization, see note 18(C); In 2022, expenses related to GIS and Formatec Holding transaction costs.

(***) See note 20(C)(2) regarding investment in securities measured at fair value through profit and loss.